Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,868	$ 2,628
Restricted cash	0	500
Accounts receivable (net of allowance for doubtful accounts of $3,002 and $2,150, respectively)	14,034	7,894
Inventories	1,859	1,202
Other current assets	820	954
Total current assets	18,581	13,178
PROPERTY AND EQUIPMENT (net of accumulated depreciation of $10,289 and $6,653 respectively)	8,607	6,642
INTANGIBLE ASSETS (net of accumulated amortization of $182 and $0 respectively)	2,800	0
OTHER ASSETS	83	129
TOTAL ASSETS	30,071	19,949
CURRENT LIABILITIES
Accounts payable	3,611	2,529
Accrued compensation	2,808	2,137
Accrued expenses and other liabilities	669	773
Short-term portion of equipment capital leases	2,212	2,107
Revolving credit line	8,458	3,898
Total current liabilities	17,758	11,444
LONG TERM LIABILITIES
Long-term portion of equipment capital leases	3,097	2,608
TOTAL LIABILITIES	20,855	14,052
COMMITMENTS AND CONTINGENCIES (SEE NOTE I)
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, (100,000,000 shares authorized; 45,280,280 and 43,416,200 shares issued and outstanding at December 31, 2012 and 2011, respectively)	45	43
Additional paid-in capital	31,742	28,490
Accumulated deficit	(22,571)	(22,636)
Total stockholders' equity	9,216	5,897
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,071	$ 19,949